STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2024
Share-based payment arrangements [Abstract]
Schedule of DSU and RSU activity
DSU and RSU Activity (Number of Units in Thousands)

	DSUs	Fair value	RSUs	Fair value
At January 1, 2023	837	$14.4	2,337	$26.3
Settled for cash	—	—	(1,383)	(23.2)
Granted	174	2.9	1,820	32.9
Credits for dividends	—	—	81	1.4
Change in value	—	1.0	—	(3.4)
At December 31, 2023	1,011	$18.3	2,855	$34.0
Settled for cash	(384)	(6.7)	(1,665)	(31.3)
Granted	145	2.5	2,395	37.6
Credits for dividends	—	—	101	1.7
Change in value	—	(2.1)	—	(2.7)
At December 31, 2024	772	$12.0	3,686	$39.3